Share capital and additional paidin capital (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Dividend per common share	$ 0.044	$ 0.02
Dividends payable	$ 2,112,665	$ 893,523
March 13, 2023
Statement [Line Items]
Dividend per common share	$ 0.011
Record date	March 31, 2023
Payment date	April 14, 2023
Dividends payable	$ 496,396
November 8, 2023
Statement [Line Items]
Dividend per common share	$ 0.011
Record date	December 29, 2023
Payment date	January 12, 2024
May 10, 2023
Statement [Line Items]
Dividend per common share	$ 0.011
Record date	June 30, 2023
Payment date	July 14, 2023
Dividends payable	$ 529,672
August 10, 2023
Statement [Line Items]
Dividend per common share	$ 0.011
Record date	September 29, 2023
Payment date	October 13, 2023
Dividends payable	$ 536,761
November 14, 2022
Statement [Line Items]
Dividend per common share		$ 0.01
Record date		October 21, 2022
Payment date		November 4, 2022
Dividends payable		$ 445,940
September 20, 2022
Statement [Line Items]
Dividend per common share		$ 0.01
Record date		December 30, 2022
Payment date		January 13, 2023
Dividends payable		$ 447,583